Basis of preparation - Impact of the adoption of IFRS 9 and IFRS 15 (Details) - EUR (€) € in Millions	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Non-current assets
Goodwill	€ 34,365	€ 23,353		€ 23,353
Other intangible assets	23,628	17,652		17,652
Plant, property and equipment	39,701	27,432		37,658
Investments in associates and joint ventures	2,237	3,952		3,682
Other investments	872	870		870
Deferred tax assets	23,938	24,753		24,753
Post employment benefits	134	94		94
Trade and other receivables	7,426	5,170		5,191
Of which: Net investments in leases		3		136
Total non-current assets	132,301	103,276		113,253
Current assets
Inventory	698	714		714
Taxation recoverable	182	264		264
Trade and other receivables	12,959	12,190		11,851
Of which: Net investments in leases		1		20
Other investments	7,113	13,012		13,012
Cash and cash equivalents	5,866	13,637		13,637
Total current assets	26,818	39,817		39,478
Asset (liability) held for sale		(231)		(231)
Total assets	159,968	142,862		152,500
Equity
Called up share capital	4,797	4,796		4,796
Additional paid-in capital	152,576	152,503		152,503
Treasury shares	(7,809)	(7,875)		(7,875)
Accumulated losses	(120,337)	(116,725)		(116,986)
Accumulated other comprehensive income	28,838	29,519		29,519
Total attributable to owners of the parent	58,065	62,218		61,957
Non-controlling interests	1,220	1,227		1,231
Total non-controlling interests	1,220	1,227		1,231
Total equity	59,285	63,445	€ 61,474	63,188	€ 70,943
Non-current liabilities
Long-term borrowings	63,319	48,685		56,079
Deferred tax liabilities	2,289	478		478
Post employment benefits	687	551		551
Provisions	1,259	1,242		1,233
Trade and other payables	5,158	2,938		2,901
Total non-current liabilities	72,712	53,894		61,242
Current liabilities
Short-term borrowings	8,748	4,270		6,916
Financial liabilities under put option arrangements	1,880	1,844		1,844
Taxation liabilities	651	596		596
Provisions	938	1,160		1,084
Trade and other payables	15,422	17,653		17,630
Total current liabilities	27,639	25,523		28,070
Liabilities held for sale	332
Total equity and liabilities	€ 159,968	€ 142,862		152,500
Impact of adoption of IFRS 16
Non-current assets
Plant, property and equipment				10,226
Investments in associates and joint ventures				(270)
Trade and other receivables				21
Of which: Net investments in leases				133
Total non-current assets				9,977
Current assets
Trade and other receivables				(339)
Of which: Net investments in leases				19
Total current assets				(339)
Total assets				9,638
Equity
Accumulated losses				(261)
Total attributable to owners of the parent				(261)
Non-controlling interests				4
Total non-controlling interests				4
Total equity				(257)
Non-current liabilities
Long-term borrowings				7,394
Provisions				(9)
Trade and other payables				(37)
Total non-current liabilities				7,348
Current liabilities
Short-term borrowings				2,646
Provisions				(76)
Trade and other payables				(23)
Total current liabilities				2,547
Total equity and liabilities				€ 9,638